Schedule of Investments (unaudited) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$710	$725,975
Lamar Media Corp., 5.00%, 05/01/23 (Call 08/31/20)(b)	5,594	5,641,046
MDC Partners Inc., 6.50%, 05/01/24 (Call 08/31/20)(a)(b)	8,198	7,839,255
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 02/15/24 (Call 08/31/20)(b)	5,046	5,103,272
6.25%, 06/15/25 (Call 06/15/22)(a)	3,840	3,906,151

		23,215,699

Aerospace & Defense — 2.4%
Bombardier Inc.
5.75%, 03/15/22(a)	4,706	4,423,640
6.00%, 10/15/22 (Call 08/31/20)(a)	10,370	9,519,660
6.13%, 01/15/23(a)	11,060	9,669,820
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	8,634	6,967,724
8.75%, 12/01/21(a)	8,850	8,850,000
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	10,792	11,555,750
5.87%, 02/23/22(b)	6,410	6,805,818
6.88%, 05/01/25 (Call 04/01/25)	10,965	12,380,301
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	11,390	11,208,329
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	10,404	11,590,576
TransDigm Inc.
6.50%, 07/15/24 (Call 08/31/20)	11,817	11,817,000
6.50%, 05/15/25 (Call 08/31/20)	6,200	6,088,916
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(a)(b)	4,991	4,393,328

		115,270,862

Agriculture — 0.3%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 08/10/20)(a)	4,287	4,331,549
Vector Group Ltd., 6.13%, 02/01/25 (Call 08/31/20)(a)	8,250	8,198,438

		12,529,987

Airlines — 0.8%
Air Canada, 7.75%, 04/15/21(a)(b)	3,902	3,933,216
American Airlines Inc., 11.75%, 07/15/25(a)	10,500	9,135,000
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	7,800	6,766,500
3.40%, 04/19/21	2,700	2,675,561
3.63%, 03/15/22 (Call 02/15/22)	7,600	7,475,360
3.80%, 04/19/23 (Call 03/19/23)	3,500	3,259,112
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	4,414	3,939,495
4.88%, 01/15/25	3,012	2,462,310

		39,646,554

Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	8,700	9,201,990
5.38%, 05/15/25 (Call 05/15/22)(a)	5,930	6,335,216
Levi Strauss & Co.
5.00%, 05/01/25 (Call 08/31/20)(b)	4,400	4,499,440
5.00%, 05/01/25 (Call 08/31/20)(a)	4,645	4,749,977
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	3,825	3,634,898
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	4,175	4,439,278

		32,860,799

Security	Par (000)	Value

Auto Manufacturers — 3.0%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 08/11/20)(a)(b)	$10,102	$10,284,994
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 09/01/20)(a)(b)	3,905	3,393,445
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 08/31/20)(a)	6,242	6,117,160
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	14,993	15,802,847
Ford Motor Co.
8.50%, 04/21/23	26,445	29,304,366
9.00%, 04/22/25 (Call 03/22/25)	29,549	34,703,675
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	700	703,857
3.09%, 01/09/23	5,500	5,472,500
3.10%, 05/04/23	400	396,000
3.22%, 01/09/22	700	697,704
3.34%, 03/28/22 (Call 02/28/22)	1,500	1,507,900
3.35%, 11/01/22	2,800	2,814,000
4.06%, 11/01/24 (Call 10/01/24)	800	817,760
4.14%, 02/15/23 (Call 01/15/23)	400	406,993
4.25%, 09/20/22	2,300	2,348,875
4.38%, 08/06/23	400	413,916
5.13%, 06/16/25 (Call 05/16/25)	7,180	7,620,395
5.58%, 03/18/24 (Call 02/18/24)	1,800	1,907,380
5.60%, 01/07/22(b)	2,800	2,902,340
5.88%, 08/02/21	1,400	1,434,562
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 08/31/20)(a)	4,719	4,449,912
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	6,180	7,052,925

		140,553,506

Auto Parts & Equipment — 1.2%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	5,925	6,595,019
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 08/31/20)(b)	6,800	6,965,738
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	4,945	5,317,359
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/31/20)(a)	3,000	3,111,525
Dana Inc., 5.50%, 12/15/24 (Call 08/31/20)(b)	4,507	4,606,420
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 08/31/20)	10,014	10,019,508
9.50%, 05/31/25 (Call 05/31/22)	7,020	7,901,852
Meritor Inc., 6.25%, 02/15/24 (Call 08/31/20)(b)	4,519	4,604,359
ZF North America Capital Inc.
4.50%, 04/29/22(a)	5,350	5,564,941
4.75%, 04/29/25(a)(b)	4,100	4,348,091

		59,034,812

Banks — 1.8%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(c)	4,565	4,576,412
4.13%, 03/09/21 (Call 02/09/21)	5,416	5,443,540
4.75%, 02/16/24 (Call 11/16/23)	4,687	4,864,544
5.00%, 08/15/22(b)	9,508	9,839,591
5.00%, 08/01/23	7,439	7,783,054
5.25%, 03/07/25 (Call 12/07/24)(b)	4,250	4,536,875
Commerzbank AG, 8.13%, 09/19/23(a)	3,750	4,334,022
Deutsche Bank AG, 4.50%, 04/01/25(b)	13,250	13,529,310
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	4,356	4,295,016
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	5,900	5,885,250

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	$19,047	$20,194,026

		85,281,640

Beverages — 0.2%
Ajecorp BV, 6.50%, 05/14/22 (Call 08/31/20)(a)(b)	4,505	4,459,950
Cott Holdings Inc., 5.50%, 04/01/25 (Call 08/11/20)(a)(b)	6,500	6,751,875

		11,211,825

Building Materials — 0.6%
BMC East LLC, 5.50%, 10/01/24 (Call 08/17/20)(a)(b)	3,871	3,936,323
Boise Cascade Co., 5.63%, 09/01/24 (Call 08/31/20)(a)	3,821	3,935,630
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	1,010	1,078,175
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	3,724	3,827,806
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 08/31/20)(b)	1,274	1,306,360
Omnimax International Inc., 12.00%, 08/15/20(a)(b)	3,543	2,905,260
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/11/20)(b)	6,204	6,207,968
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 08/31/20)(b)	6,162	6,300,645

		29,498,167

Chemicals — 2.7%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	4,354	4,573,142
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 08/31/20)(a)(b)	3,950	4,063,563
Avient Corp.
5.25%, 03/15/23(b)	6,174	6,785,103
5.75%, 05/15/25 (Call 05/15/22)(a)	5,830	6,321,119
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/11/20)(a)(b)	4,903	5,018,425
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	7,088	7,370,781
CF Industries Inc., 3.45%, 06/01/23(b)	7,589	7,913,657
Chemours Co. (The)
6.63%, 05/15/23 (Call 08/31/20)	8,212	8,247,927
7.00%, 05/15/25 (Call 08/31/20)(b)	6,945	7,049,978
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/31/20)(a)	4,183	3,848,360
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/17/20)(a)(b)	6,203	6,066,534
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/31/20)(a)	4,898	4,922,490
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 08/31/20)(a)(b)	3,925	4,031,030
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	10,474	10,361,842
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	2,650	2,608,660
5.25%, 08/01/23 (Call 08/31/20)(a)(b)	5,147	5,121,282
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	5,426	5,473,749
6.63%, 04/15/23 (Call 08/31/20)(a)(b)	6,421	6,647,533
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	4,650	5,292,785
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/20)(a)(b)	5,275	5,235,438
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	8,507	7,528,695
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	4,530	4,814,937

		129,297,030

Coal — 0.1%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 08/31/20)(a)	2,356	1,443,050

Security	Par (000)	Value

Coal (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 08/31/20)(a)	$1,600	$1,473,714

		2,916,764

Commercial Services — 3.5%
ADT Security Corp. (The)
3.50%, 07/15/22	9,722	9,940,745
4.13%, 06/15/23(b)	7,108	7,422,884
6.25%, 10/15/21	11,003	11,553,150
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 08/11/20)(a)(b)	5,067	5,047,745
APX Group Inc.
7.63%, 09/01/23 (Call 08/31/20)(b)	3,726	3,562,024
7.88%, 12/01/22 (Call 08/31/20)	6,943	7,025,691
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 08/31/20)(a)	2,705	2,540,446
5.50%, 04/01/23 (Call 08/31/20)(b)	706	674,230
6.38%, 04/01/24 (Call 08/31/20)(a)(b)	3,366	3,243,983
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	4,265	4,930,407
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	2,065	2,194,063
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	4,473	4,624,545
Gartner Inc., 5.13%, 04/01/25 (Call 08/11/20)(a)	7,800	8,098,350
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 08/11/20)	6,172	5,956,221
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)	3,395	3,561,561
Laureate Education Inc., 8.25%, 05/01/25 (Call 08/31/20)(a)(b)	7,900	8,453,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/17/20)(a)(b)	2,277	1,763,537
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 08/31/20)(a)	14,629	15,013,011
Nielsen Co Luxembourg SARL (The)
5.00%, 02/01/25 (Call 08/31/20)(a)(b)	4,964	5,119,125
5.50%, 10/01/21 (Call 08/31/20)(a)	4,501	4,508,314
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 08/31/20)(a)(b)	19,013	19,084,299
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	7,189	7,703,732
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/31/20)(a)(b)	5,020	5,194,804
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 08/31/20)(b)	8,830	9,017,638
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 08/11/20)(a)	7,725	7,923,210
WEX Inc., 4.75%, 02/01/23 (Call 08/31/20)(a)(b)	3,862	3,875,103

		168,031,818

Computers — 1.8%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 08/11/20)(a)(b)	3,525	3,597,968
Dell Inc., 4.63%, 04/01/21	4,093	4,160,151
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/17/20)(a)	10,269	10,274,513
7.13%, 06/15/24 (Call 08/17/20)(a)(b)	15,851	16,465,226
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/31/20)(b)	3,542	3,249,785
9.38%, 07/15/25 (Call 07/15/22)(a)	3,001	3,170,256
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	9,720	10,172,563

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	$217	$217,109
NCR Corp.
5.00%, 07/15/22 (Call 08/31/20)	5,476	5,496,261
6.38%, 12/15/23 (Call 08/31/20)(b)	6,746	6,917,573
8.13%, 04/15/25 (Call 04/15/22)(a)	3,855	4,277,894
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 08/11/20)(a)	8,210	8,500,453
Vericast Corp.
8.38%, 08/15/22 (Call 08/31/20)(a)	5,581	4,495,242
9.25%, 03/01/21 (Call 08/31/20)(a)(b)	2,305	2,308,227
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/31/20)(a)(b)	2,850	2,921,310

		86,224,531

Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/01/20)(a)	3,969	3,952,056
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/31/20)(a)(b)	5,100	5,122,312
Avon Products Inc., 7.00%, 03/15/23	4,442	4,547,675
Edgewell Personal Care Co., 4.70%, 05/24/22	4,750	4,997,891

		18,619,934

Distribution & Wholesale — 0.4%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/31/20)(a)(b)	8,650	8,694,312
Performance Food Group Inc., 5.50%, 06/01/24 (Call 08/11/20)(a)(b)	3,746	3,770,750
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	5,983	4,336,013

		16,801,075

Diversified Financial Services — 3.8%
Ally Financial Inc., 7.50%, 09/15/20	4,954	4,985,953
Avation Capital SA, 6.50%, 05/15/21 (Call 08/31/20)(a)	3,230	2,382,125
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	3,899	3,969,182
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)(b)	4,278	4,332,309
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	5,458	5,641,443
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/31/20)(a)(b)	3,590	3,312,897
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 08/31/20)(a)	8,077	8,430,369
Navient Corp.
5.00%, 10/26/20(b)	5,276	5,316,150
5.50%, 01/25/23	8,845	9,052,093
5.88%, 03/25/21(b)	6,780	6,883,056
5.88%, 10/25/24	4,395	4,475,716
6.13%, 03/25/24(b)	7,789	8,071,780
6.50%, 06/15/22	8,910	9,271,969
6.63%, 07/26/21	6,332	6,490,300
6.75%, 06/25/25	4,000	4,182,500
7.25%, 01/25/22(b)	6,997	7,337,614
7.25%, 09/25/23(b)	4,975	5,259,570
OneMain Finance Corp.
5.63%, 03/15/23(b)	7,909	8,391,746
6.13%, 05/15/22(b)	9,140	9,619,748
6.13%, 03/15/24 (Call 09/15/23)(b)	12,647	13,721,995
6.88%, 03/15/25(b)	10,650	11,849,589
7.75%, 10/01/21	6,466	6,837,795
8.88%, 06/01/25 (Call 06/01/22)	4,880	5,502,200

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans LLC, 5.75%, 05/01/25 (Call 08/31/20)(a)	$11,500	$11,844,109
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	3,220	3,443,395
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/31/20)(a)(b)	4,131	3,575,897
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/31/20)(a)	4,904	3,505,134

		177,686,634

Electric — 1.0%
AES Corp. (The), 5.50%, 04/15/25 (Call 08/31/20)	1,613	1,659,598
Calpine Corp.
5.50%, 02/01/24 (Call 08/26/20)	5,937	6,026,915
5.75%, 01/15/25 (Call 08/26/20)(b)	11,500	11,821,425
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	3,440	3,614,305
InterGen NV, 7.00%, 06/30/23 (Call 08/31/20)(a)(b)	4,033	3,922,092
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	7,007	7,451,594
4.25%, 09/15/24 (Call 07/15/24)(a)	5,085	5,452,595
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 08/31/20)	4,250	2,932,500
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(b)	4,150	4,201,875

		47,082,899

Electrical Components & Equipment — 0.4%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 08/31/20)(b)	4,062	4,090,272
5.38%, 06/15/24 (Call 08/31/20)(b)	3,537	3,625,425
7.13%, 06/15/25 (Call 06/15/22)(a)	10,525	11,498,562

		19,214,259

Electronics — 0.3%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(b)	4,911	5,103,794
Sensata Technologies BV
4.88%, 10/15/23(a)	5,001	5,260,730
5.63%, 11/01/24(a)	3,740	4,060,571

		14,425,095

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 08/12/20)(a)	3,535	3,642,230
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	5,294	5,543,083

		9,185,313

Engineering & Construction — 0.4%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	7,313	7,943,746
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/31/20)(a)(b)	7,225	6,683,125
MasTec Inc., 4.88%, 03/15/23 (Call 08/19/20)(b)	4,218	4,253,332
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/17/20)(a)	2,173	2,167,220

		21,047,423

Entertainment — 3.0%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	3,820	3,051,225
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	5,515	5,894,156
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/31/20)(b)	4,490	4,383,363
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	8,945	9,121,105
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/20)(b)	6,437	5,510,101
5.13%, 12/15/22 (Call 08/31/20)	4,150	3,621,394

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 08/11/20)(a)	$5,058	$4,713,775
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(a)	5,565	5,745,862
6.25%, 07/01/25 (Call 07/01/22)(a)	24,950	25,698,500
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	4,366	4,322,340
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	8,521	8,905,382
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	10,411	11,248,513
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/31/20)(a)(b)	3,625	3,271,563
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 08/31/20)(a)(b)	4,455	4,427,620
6.38%, 02/01/24 (Call 02/01/21)(a)	5,380	5,430,626
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/06/20)(a)	5,541	5,222,392
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/22)(a)	4,535	4,555,045
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	1,375	1,393,906
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 08/31/20)(a)	9,532	9,120,932
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	5,725	6,161,531
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	5,890	6,347,400
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	5,825	6,118,580

		144,265,311

Environmental Control — 0.5%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 08/31/20)(a)(b)	4,450	4,617,765
Covanta Holding Corp.
5.88%, 03/01/24 (Call 08/31/20)(b)	3,990	4,100,722
5.88%, 07/01/25 (Call 08/31/20)	250	260,625
GFL Environmental Inc., 4.25%, 06/01/25 (Call 06/01/22)(a)	2,745	2,854,800
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	6,067	6,383,819
Tervita Corp., 7.63%, 12/01/21 (Call 08/31/20)(a)	5,718	4,511,502

		22,729,233

Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	7,530	7,718,250
5.75%, 03/15/25 (Call 08/31/20)	7,300	7,531,644
6.63%, 06/15/24 (Call 08/31/20)(b)	13,243	13,733,157
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/31/20)(b)	7,750	8,099,757
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/31/20)(a)	5,025	5,229,467
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	4,645	4,958,538
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/31/20)(a)	2,000	1,622,083
Ingles Markets Inc., 5.75%, 06/15/23 (Call 08/31/20)(b)	4,214	4,264,041
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 08/31/20)(a)	4,560	4,693,691
5.88%, 07/15/24 (Call 08/31/20)(a)	9,158	9,331,794
Kraft Heinz Foods Co.
3.50%, 06/06/22(b)	3,030	3,193,128
3.95%, 07/15/25 (Call 04/15/25)	1,950	2,141,869

Security	Par (000)	Value

Food (continued)
4.00%, 06/15/23 (Call 05/15/23)	$4,180	$4,510,832
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)(b)	8,531	8,957,550
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 08/31/20)(a)(b)	9,550	9,794,330
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	5,256	5,279,360
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/20)	3,886	3,895,715
6.00%, 02/15/24 (Call 08/31/20)(a)(b)	6,297	6,485,910
U.S. Foods Inc.
5.88%, 06/15/24 (Call 08/31/20)(a)	6,107	6,095,171
6.25%, 04/15/25 (Call 04/15/22)(a)	8,770	9,400,344

		126,936,631

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/20)(a)(b)	5,900	6,102,075
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	13,520	14,246,700

		20,348,775

Forest Products & Paper — 0.2%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	5,373	5,408,260
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 08/31/20)(b)	3,619	3,419,955

		8,828,215

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	4,750	5,110,208
5.63%, 05/20/24 (Call 03/20/24)	6,555	7,038,703
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/31/20)(a)(b)	3,921	3,635,264

		15,784,175

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	6,020	6,336,050

Health Care – Products — 0.5%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)(b)	13,967	14,684,749
Immucor Inc., 11.13%, 02/15/22 (Call 08/17/20)(a)(b)	3,129	3,138,328
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	3,760	4,009,335

		21,832,412

Health Care – Services — 6.0%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 08/31/20)	6,485	6,587,009
6.50%, 03/01/24 (Call 08/31/20)(b)	4,142	4,276,615
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 08/31/20)(a)	3,620	3,439,000
Centene Corp.
4.75%, 05/15/22 (Call 08/31/20)	10,229	10,382,435
4.75%, 01/15/25 (Call 08/31/20)(b)	12,175	12,640,024
4.75%, 01/15/25 (Call 08/31/20)	9,588	9,954,214
5.25%, 04/01/25 (Call 08/17/20)(a)	5,650	5,882,336
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 08/31/20)	27,247	27,434,800
6.63%, 02/15/25 (Call 02/15/22)(a)	12,950	13,051,010
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	3,305	1,162,947
8.13%, 06/30/24 (Call 06/30/21)(a)	11,275	7,187,813
8.63%, 01/15/24 (Call 01/15/21)(a)	8,387	8,638,470
9.88%, 06/30/23 (Call 08/17/20)(a)(d)	14,449	11,411,820
DaVita Inc., 5.00%, 05/01/25 (Call 08/17/20)	1,800	1,849,560

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Encompass Health Corp., 5.75%, 11/01/24 (Call 08/31/20)(b)	$7,300	$7,358,680
HCA Inc.
5.38%, 02/01/25	23,253	26,085,841
5.88%, 05/01/23	12,492	13,721,034
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(a)	6,265	6,747,024
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	3,839	3,979,315
MEDNAX Inc., 5.25%, 12/01/23 (Call 08/31/20)(a)(b)	7,665	7,789,556
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	7,291	7,671,142
Quorum Health Corp., 11.63%, 04/15/23 (Call 08/31/20)(e)	2,653	371,420
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/31/20)	18,274	18,634,467
4.63%, 09/01/24 (Call 09/01/21)(a)	5,535	5,688,209
5.13%, 05/01/25 (Call 08/31/20)	7,925	8,162,512
6.75%, 06/15/23	18,064	19,008,254
7.50%, 04/01/25 (Call 04/01/22)(a)	7,015	7,742,806
8.13%, 04/01/22	27,380	29,399,275

		286,257,588

Holding Companies – Diversified — 1.0%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	4,871	4,298,658
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	10,075	10,254,910
6.25%, 02/01/22 (Call 08/31/20)	10,291	10,418,388
6.75%, 02/01/24 (Call 08/31/20)(b)	4,786	4,929,580
Stena AB, 7.00%, 02/01/24(a)(b)	4,715	4,573,550
Stena International SA
5.75%, 03/01/24(a)	3,145	3,034,925
6.13%, 02/01/25 (Call 02/01/22)(a)	3,400	3,223,389
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	5,333	4,799,700

		45,533,100

Home Builders — 2.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 08/31/20)(a)	2,850	2,890,245
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	3,686	3,932,962
KB Home
7.00%, 12/15/21 (Call 09/15/21)(b)	4,617	4,837,981
7.50%, 09/15/22	3,811	4,174,406
7.63%, 05/15/23 (Call 11/15/22)(b)	3,578	3,945,863
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	6,055	6,207,293
4.50%, 04/30/24 (Call 01/31/24)	6,329	6,827,488
4.75%, 04/01/21 (Call 02/01/21)(b)	5,250	5,315,625
4.75%, 11/15/22 (Call 08/15/22)(b)	5,513	5,788,650
4.75%, 05/30/25 (Call 02/28/25)(b)	2,950	3,258,836
4.88%, 12/15/23 (Call 09/15/23)	3,830	4,136,400
5.88%, 11/15/24 (Call 05/15/24)	4,427	5,012,931
8.38%, 01/15/21	3,925	4,038,522
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	650	733,798
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	6,220	6,624,300
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	4,464	4,510,314
Taylor Morrison Communities Inc., 5.88%, 01/31/25 (Call 08/11/20)(a)	890	911,760

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	$3,529	$3,725,301
5.88%, 04/15/23 (Call 01/15/23)(a)	3,592	3,779,682
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	4,051	4,241,600
5.88%, 02/15/22 (Call 11/15/21)(b)	4,545	4,753,657
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,525	4,892,656
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/31/20)(a)	5,204	5,379,635

		99,919,905

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 08/31/20)(b)	4,741	4,857,155

Household Products & Wares — 0.5%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 08/31/20)(a)(b)	3,900	3,978,000
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 08/31/20)(b)	4,173	4,292,974
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/31/20)(a)	8,574	8,724,045
Prestige Brands Inc., 6.38%, 03/01/24 (Call 08/31/20)(a)(b)	6,293	6,528,987

		23,524,006

Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	3,647	3,905,846
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	13,260	14,088,617
4.88%, 06/01/25 (Call 05/01/25)	4,150	4,513,125

		22,507,588

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	9,185	9,723,976
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	4,700	5,135,549
Genworth Holdings Inc.
4.80%, 02/15/24(b)	3,681	3,239,280
4.90%, 08/15/23	3,163	2,815,070
7.20%, 02/15/21	3,570	3,578,925
7.63%, 09/24/21	6,710	6,726,775
MGIC Investment Corp., 5.75%, 08/15/23	4,259	4,450,655
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	3,790	4,121,625
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,564	4,586,820
6.63%, 03/15/25 (Call 09/15/24)	4,705	5,013,883
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/20)(a)(b)	5,115	5,252,009

		54,644,567

Internet — 1.8%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	4,594	4,789,245
EIG Investors Corp., 10.88%, 02/01/24 (Call 08/31/20)	3,410	3,478,200
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	3,700	3,926,625
5.38%, 02/01/21	5,098	5,213,979
5.50%, 02/15/22(b)	6,523	6,876,329
5.75%, 03/01/24(b)	3,801	4,273,035
5.88%, 02/15/25(b)	7,341	8,446,775

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	$4,298	$4,453,803
4.20%, 09/15/20	7,038	7,043,370
5.00%, 04/15/25 (Call 08/11/20)(a)	8,350	8,576,869
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	590	623,335
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	4,958	5,159,419
7.50%, 05/15/25 (Call 05/15/22)(a)	8,920	9,410,410
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/20)	7,375	7,472,980
5.25%, 04/01/25 (Call 01/01/25)(b)	4,500	5,130,000

		84,874,374

Iron & Steel — 0.5%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	4,941	5,202,231
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	4,042	3,906,206
5.75%, 03/01/25 (Call 08/31/20)	3,100	2,672,277
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	9,720	10,060,200

		21,840,914

Leisure Time — 1.0%
Carlson Travel Inc., 6.75%, 12/15/23 (Call 08/31/20)(a)(b)	3,702	2,848,226
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 08/31/20)(a)	4,704	3,870,720
NCL Corp. Ltd., 12.25%, 05/15/24 (Call 02/15/24)(a)	5,590	6,065,196
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	1,315	1,117,750
9.13%, 06/15/23 (Call 03/15/23)(a)	9,175	9,352,737
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 08/31/20)(a)	4,831	4,740,419
5.38%, 04/15/23 (Call 08/31/20)(a)(b)	4,511	4,416,043
9.25%, 04/15/25 (Call 03/16/25)(a)	6,545	7,207,681
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	5,826	6,322,958
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 08/31/20)	3,533	3,516,597

		49,458,327

Lodging — 2.9%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	5,560	6,136,183
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/31/20)(a)(b)	5,071	4,949,918
10.75%, 09/01/24 (Call 08/31/20)(a)	5,221	4,633,637
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 08/17/20)	10,118	10,219,180
5.38%, 05/01/25 (Call 05/01/22)(a)	3,250	3,397,604
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 08/17/20)	7,931	8,059,879
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	815	869,442
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 08/31/20)(a)	1,850	1,874,757
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)	3,881	3,980,202
5.38%, 05/15/24 (Call 05/15/21)(a)	6,850	7,022,997
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	3,850	3,971,935
6.00%, 03/15/23	12,621	13,178,612
6.75%, 05/01/25 (Call 05/01/22)	7,500	7,802,678
7.75%, 03/15/22	10,164	10,824,660
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 08/14/20)(a)	8,800	8,943,000

Security	Par (000)	Value

Lodging (continued)
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(a)	$4,016	$4,109,933
7.25%, 02/11/24 (Call 02/11/21)(a)	1,150	1,205,349
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	3,551	3,452,571
4.25%, 03/01/22 (Call 12/01/21)	6,404	6,381,986
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	5,002	4,680,342
5.50%, 03/01/25 (Call 12/01/24)(a)	15,550	14,617,000
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)(b)	5,600	5,537,654

		135,849,519

Machinery — 0.4%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/31/20)(a)(b)	3,605	3,441,488
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/31/20)(a)	5,090	4,981,838
Terex Corp., 5.63%, 02/01/25 (Call 08/21/20)(a)(b)	6,080	6,164,390
Welbilt Inc., 9.50%, 02/15/24 (Call 08/31/20)(b)	4,018	3,800,358

		18,388,074

Manufacturing — 0.4%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	4,728	4,088,437
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	3,495	3,765,862
Koppers Inc., 6.00%, 02/15/25 (Call 08/31/20)(a)(b)	4,744	4,910,040
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/31/20)(a)(b)	4,201	4,074,970
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	4,025	4,060,219

		20,899,528

Media — 5.3%
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/20)(b)	4,234	4,268,400
5.00%, 04/01/24 (Call 08/31/20)(b)	8,572	8,732,082
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/17/20)(a)(b)	5,372	5,453,861
5.38%, 05/01/25 (Call 08/31/20)(a)(b)	2,050	2,113,897
5.88%, 04/01/24 (Call 08/20/20)(a)(b)	16,991	17,580,588
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/31/20)(a)	10	6,627
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	16,880	15,248,266
CSC Holdings LLC
5.25%, 06/01/24	6,765	7,441,500
5.88%, 09/15/22(b)	5,538	5,950,904
6.75%, 11/15/21	9,352	9,915,084
DISH DBS Corp.
5.00%, 03/15/23(b)	13,065	13,643,257
5.88%, 07/15/22	16,848	17,753,903
5.88%, 11/15/24(b)	17,681	18,542,949
6.75%, 06/01/21	18,052	18,635,868
Entercom Media Corp., 7.25%, 11/01/24 (Call 08/31/20)(a)(b)	3,910	3,236,339
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 08/31/20)(a)	3,750	3,699,519
GCI LLC, 6.88%, 04/15/25 (Call 08/31/20)(b)	4,390	4,549,138
Gray Television Inc., 5.13%, 10/15/24 (Call 08/11/20)(a)(b)	5,376	5,537,280
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 08/31/20)(a)	3,480	2,071,470
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/11/20)(a)(b)	8,834	9,073,289
Quebecor Media Inc., 5.75%, 01/15/23(b)	7,124	7,749,487
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 08/11/20)(a)	3,697	3,789,832

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/17/20)(a)(b)	$5,423	$5,484,301
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/31/20)(a)(b)	8,659	8,832,180
4.63%, 07/15/24 (Call 07/15/21)(a)	14,150	14,835,992
TEGNA Inc., 4.88%, 09/15/21 (Call 08/31/20)(a)(b)	3,246	3,248,213
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/20)(a)(b)	13,866	13,450,020
9.50%, 05/01/25 (Call 05/01/22)(a)	3,345	3,642,167
Urban One Inc., 7.38%, 04/15/22 (Call 08/31/20)(a)	3,413	3,029,038
Videotron Ltd.
5.00%, 07/15/22	8,207	8,617,350
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,379	5,836,215

		251,969,016

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/31/20)(a)	8,592	8,727,861

Mining — 1.9%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 08/31/20)(a)(b)	7,078	7,357,581
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	6,325	6,803,296
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 08/31/20)(a)(b)	3,468	3,448,926
Constellium SE
5.75%, 05/15/24 (Call 08/31/20)(a)	4,387	4,481,101
6.63%, 03/01/25 (Call 08/31/20)(a)	6,100	6,296,059
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	7,325	7,668,030
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	4,350	4,609,423
5.13%, 05/15/24 (Call 02/15/24)(a)	7,050	7,636,384
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	6,945	7,197,173
3.88%, 03/15/23 (Call 12/15/22)(b)	16,731	17,745,233
4.55%, 11/14/24 (Call 08/14/24)(b)	8,024	8,585,680
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 08/21/20)(a)	5,617	5,794,607
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	3,640	3,851,211

		91,474,704

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	4,095	4,295,187
5.50%, 12/01/24 (Call 06/01/24)	5,900	6,600,625
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	3,500	2,943,646
5.13%, 05/15/22 (Call 04/15/22)	1,286	1,179,108
5.70%, 04/01/23 (Call 03/01/23)	1,891	1,659,750
Xerox Corp.
2.75%, 09/01/20	3,821	3,811,987
3.50%, 08/20/20	3,775	3,766,034
4.13%, 03/15/23 (Call 02/15/23)	8,776	9,008,827
4.50%, 05/15/21(b)	10,599	10,751,361

		44,016,525

Oil & Gas — 7.4%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	323	330,241
5.88%, 03/31/25 (Call 03/31/21)(a)	4,050	4,250,475
6.00%, 07/01/22 (Call 08/31/20)(a)	3,937	3,995,071

Security	Par (000)	Value

Oil & Gas (continued)
Antero Resources Corp.
5.00%, 03/01/25 (Call 08/31/20)	$2,000	$1,267,500
5.13%, 12/01/22 (Call 08/31/20)	8,000	6,400,000
5.38%, 11/01/21 (Call 08/31/20)(b)	9,993	9,568,297
5.63%, 06/01/23 (Call 08/31/20)(b)	6,000	4,305,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 08/31/20)(a)	9,043	7,456,018
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 08/31/20)	3,884	3,930,123
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	4,380	4,237,650
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	3,300	3,331,977
3.80%, 09/15/23 (Call 06/15/23)	5,050	5,058,004
5.38%, 07/15/25 (Call 04/15/25)	1,320	1,320,000
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	13,330	13,363,325
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 08/31/20)(a)	6,236	6,239,897
7.00%, 06/15/25 (Call 06/15/22)(a)	8,450	8,680,142
CNX Resources Corp., 5.88%, 04/15/22 (Call 08/31/20)	4,423	4,395,356
Comstock Resources Inc., 7.50%, 05/15/25 (Call 08/31/20)(a)	5,629	5,274,549
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	10,050	9,726,390
4.50%, 04/15/23 (Call 01/15/23)(b)	14,350	14,350,000
5.00%, 09/15/22 (Call 08/31/20)	5,150	5,150,000
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	5,805	5,318,831
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	2,000	2,102,500
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	6,185	6,106,450
7.88%, 02/01/25 (Call 01/01/25)	9,600	10,572,000
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 08/31/20)(a)	4,625	4,393,658
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	4,747	4,155,999
MEG Energy Corp.
6.50%, 01/15/25 (Call 08/31/20)(a)	4,750	4,666,875
7.00%, 03/31/24 (Call 08/31/20)(a)	5,969	5,685,473
Montage Resources Corp., 8.88%, 07/15/23 (Call 08/31/20)	4,961	4,066,929
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	455	444,763
6.88%, 08/15/24 (Call 08/31/20)	4,893	4,848,323
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	6,500	5,723,250
Occidental Petroleum Corp.
2.60%, 08/13/21	10,550	10,509,382
2.60%, 04/15/22 (Call 03/15/22)	1,000	961,375
2.70%, 08/15/22(b)	11,300	10,937,439
2.70%, 02/15/23 (Call 11/15/22)	3,950	3,776,064
2.90%, 08/15/24 (Call 07/15/24)	22,650	21,318,180
3.13%, 02/15/22 (Call 11/15/21)	2,400	2,363,280
3.50%, 06/15/25 (Call 03/15/25)	7,300	6,877,671
6.95%, 07/01/24	5,850	6,113,250
8.00%, 07/15/25 (Call 04/15/25)	5,435	5,903,769
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 08/31/20)(a)	6,368	6,531,849
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/15/25 (Call 08/31/20)	6,400	5,792,000

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
9.25%, 05/15/25 (Call 05/15/22)(a)	$8,460	$9,453,881
PDC Energy Inc., 6.13%, 09/15/24 (Call 08/31/20)	3,679	3,723,663
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	4,500	3,992,288
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	5,050	4,229,375
5.00%, 08/15/22 (Call 05/15/22)(b)	5,267	5,023,713
5.00%, 03/15/23 (Call 12/15/22)(b)	7,684	7,085,746
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 08/31/20)(a)	4,207	4,293,159
6.88%, 06/30/23 (Call 08/31/20)(a)	4,101	4,126,631
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	4,241	4,187,988
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)(b)	8,684	8,018,226
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 08/31/20)	9,917	10,078,151
Teine Energy Ltd., 6.88%, 09/30/22 (Call 08/31/20)(a)	3,305	3,260,933
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	4,470	3,911,406
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	5,472	4,801,680
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	6,449	6,652,272
8.25%, 08/01/23 (Call 06/01/23)	4,045	4,530,400

		349,168,837

Oil & Gas Services — 0.4%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	650	554,938
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/31/20)	206	174,070
SESI LLC, 7.13%, 12/15/21 (Call 08/31/20)(a)	1,987	794,800
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	1,690	1,607,612
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	19,078	13,684,649

		16,816,069

Packaging & Containers — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	6,894	7,295,671
6.00%, 02/15/25 (Call 08/11/20)(a)(b)	5,974	6,241,262
Ball Corp.
4.00%, 11/15/23	8,352	8,859,384
5.00%, 03/15/22(b)	7,047	7,390,541
5.25%, 07/01/25	850	969,000
Berry Global Inc., 5.13%, 07/15/23 (Call 08/31/20)(b)	6,738	6,816,610
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	10,221	10,788,470
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 08/31/20)(a)	5,884	5,977,163
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	3,649	3,683,362
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/31/20)(a)	14,415	14,703,300
7.25%, 04/15/25 (Call 08/31/20)(a)(b)	11,762	11,306,223
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	466	467,165
5.88%, 08/15/23(a)(b)	6,829	7,209,375

Security	Par (000)	Value

Packaging & Containers (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 08/31/20)(a)	$14,988	$15,217,316
7.00%, 07/15/24 (Call 08/31/20)(a)	8,158	8,305,864
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	3,877	4,068,427
5.13%, 12/01/24 (Call 09/01/24)(a)	4,035	4,391,845
5.25%, 04/01/23 (Call 01/01/23)(a)	4,348	4,627,903

		128,318,881

Pharmaceuticals — 3.1%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/20)(a)	2,158	2,158,000
5.88%, 05/15/23 (Call 08/31/20)(a)(b)	571	571,000
6.13%, 04/15/25 (Call 08/31/20)(a)(b)	25,300	26,153,875
7.00%, 03/15/24 (Call 08/31/20)(a)	19,401	20,225,154
Elanco Animal Health Inc.
4.66%, 08/27/21	5,271	5,463,645
5.02%, 08/28/23 (Call 07/28/23)(b)	8,100	8,974,800
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	6,522	4,973,025
9.50%, 07/31/27 (Call 07/31/23)(a)	6,451	6,950,952
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	3,236	3,446,340
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	19,020	18,924,900
2.80%, 07/21/23	26,631	25,843,255
6.00%, 04/15/24 (Call 01/15/24)	11,691	12,326,315
7.13%, 01/31/25 (Call 10/31/24)(a)	9,486	10,401,785

		146,413,046

Pipelines — 3.4%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 08/31/20)(a)	4,306	4,004,580
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 08/17/20)	6,320	5,650,080
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 08/31/20)(a)	8,126	8,046,396
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	3,823	3,832,558
4.15%, 07/01/23 (Call 04/01/23)	5,359	5,389,144
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 08/31/20)	3,100	2,917,875
6.25%, 04/01/23 (Call 08/17/20)	8,010	7,756,884
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	4,838	4,850,579
4.75%, 09/30/21 (Call 06/30/21)(a)	4,886	4,960,593
4.95%, 04/01/22 (Call 01/01/22)	3,807	3,865,057
5.38%, 07/15/25 (Call 04/15/25)	4,750	5,009,920
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5,050	4,046,060
4.40%, 04/01/24 (Call 01/01/24)	5,298	4,494,602
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	4,550	4,506,775
4.75%, 07/15/23 (Call 06/15/23)	9,950	10,074,308
6.00%, 07/01/25 (Call 04/01/25)(a)	6,010	6,340,550
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/31/20)	2,835	2,625,352
6.00%, 05/15/23 (Call 08/31/20)	4,424	4,194,505

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/31/20)	$3,025	$2,092,292
7.50%, 11/01/23 (Call 08/31/20)	5,884	4,655,715
NuStar Logistics LP, 4.80%, 09/01/20	4,432	4,417,227
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/31/20)	5,164	4,980,033
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	550	581,510
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	700	676,614
Ruby Pipeline LLC, 7.00%, 04/01/22(a)	597	569,088
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	5,223	5,040,195
5.50%, 09/15/24 (Call 08/31/20)(a)	6,805	6,549,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/20)	6,034	6,056,627
5.13%, 02/01/25 (Call 08/31/20)	4,450	4,538,128
5.25%, 05/01/23 (Call 08/31/20)	5,940	5,979,798
6.75%, 03/15/24 (Call 08/31/20)	5,404	5,532,075
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,300	4,262,375
4.00%, 07/01/22 (Call 04/01/22)	4,100	4,222,713
4.10%, 02/01/25 (Call 01/01/25)	5,250	5,206,490
5.38%, 06/01/21 (Call 03/01/21)	2,050	2,071,273

		159,997,783

Real Estate — 0.7%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 08/31/20)(a)(b)	9,300	9,391,244
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 08/31/20)	11,350	11,392,563
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	5,263	5,387,137
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	4,197	4,148,035
7.63%, 06/15/25 (Call 06/15/22)(a)	4,725	4,951,800

		35,270,779

Real Estate Investment Trusts — 3.4%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	9,550	10,540,812
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 08/31/20)(a)(b)	11,850	12,105,012
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	5,215	5,423,600
6.00%, 04/15/25 (Call 04/15/22)(a)	3,590	3,863,738
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	1,176	1,132,635
4.75%, 10/01/24 (Call 07/01/24)	5,730	5,667,085
5.25%, 09/15/22 (Call 08/31/20)	4,361	4,371,902
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	5,144	5,041,120
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)	5,895	6,197,060
5.63%, 05/01/24 (Call 02/01/24)(b)	9,833	10,675,529
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 08/31/20)(b)	5,059	5,237,836
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	3,350	3,566,075
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 08/31/20)(b)	3,842	3,748,085

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp.
4.00%, 10/01/22 (Call 08/31/20)	$7,446	$7,546,521
4.88%, 09/01/24 (Call 08/31/20)	11,032	11,311,330
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	5,061	5,010,390
4.75%, 03/15/25 (Call 09/15/24)(b)	4,625	4,447,146
5.00%, 12/15/21 (Call 09/15/21)	6,650	6,691,562
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 08/31/20)(a)(b)	5,350	5,078,042
7.88%, 02/15/25 (Call 02/15/22)(a)	19,805	20,820,006
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/20)(a)	4,779	4,802,895
8.25%, 10/15/23 (Call 08/31/20)(b)	9,811	9,492,633
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	7,595	7,709,760

		160,480,774

Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 08/31/20)(a)(b)	14,436	14,677,597
5.75%, 04/15/25 (Call 04/15/22)(a)	4,755	5,123,512
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	2,980	2,991,175
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	3,371	3,177,168
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	5,984	6,225,288
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 08/31/20)(a)(b)	3,877	3,752,096
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	7,020	7,334,496
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/20)(b)	2,435	2,102,362
6.75%, 01/15/22 (Call 08/31/20)	2,591	2,229,185
6.75%, 06/15/23 (Call 08/17/20)(b)	3,280	2,817,871
10.00%, 04/15/25 (Call 04/15/22)(a)	3,850	4,233,930
GameStop Corp., 6.75%, 03/15/21 (Call 08/31/20)(a)(b)	3,246	2,815,905
Gap Inc. (The)
8.38%, 05/15/23(a)	4,945	5,439,058
8.63%, 05/15/25 (Call 05/15/22)(a)(b)	6,860	7,561,092
Golden Nugget Inc., 6.75%, 10/15/24 (Call 08/31/20)(a)(b)	12,839	8,826,812
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 08/31/20)(b)	5,576	5,572,552
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	7,245	7,904,802
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 08/31/20)(a)(b)	10,333	10,574,717
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/31/20)(a)	3,708	3,778,555
L Brands Inc.
5.63%, 02/15/22	8,326	8,534,150
5.63%, 10/15/23	4,813	4,877,687
6.63%, 04/01/21	3,010	3,104,063
6.88%, 07/01/25 (Call 07/01/22)(a)	5,705	6,147,137
9.38%, 07/01/25(a)	3,240	3,616,650
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	8,975	9,378,875
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)(b)	2,350	2,305,203
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	3,700	3,091,324
3.63%, 06/01/24 (Call 03/01/24)(b)	4,200	3,276,000
3.88%, 01/15/22 (Call 10/15/21)	800	744,016
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 08/31/20)(b)	6,151	6,206,667

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
PetSmart Inc.
5.88%, 06/01/25 (Call 08/31/20)(a)(b)	$8,400	$8,626,703
7.13%, 03/15/23 (Call 08/31/20)(a)	18,303	18,458,453
8.88%, 06/01/25 (Call 08/11/20)(a)	6,725	6,970,832
QVC Inc.
4.38%, 03/15/23	7,497	7,799,504
4.45%, 02/15/25 (Call 11/15/24)	5,257	5,396,941
4.85%, 04/01/24(b)	5,375	5,649,549
5.13%, 07/02/22(b)	4,566	4,750,535
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 08/27/20)(a)(b)	999	1,016,483
Rite Aid Corp.
6.13%, 04/01/23 (Call 08/31/20)(a)	4,000	3,995,000
7.50%, 07/01/25 (Call 07/01/22)(a)	3,765	3,830,887
8.00%, 11/15/26 (Call 01/15/23)(a)	5,880	6,055,812
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 08/31/20)(b)	5,542	5,633,212
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	3,344	3,394,885
3.88%, 11/01/20 (Call 08/31/20)	3,658	3,658,305
7.75%, 04/01/25 (Call 04/01/22)(a)	5,815	6,494,533

		250,151,579

Semiconductors — 0.1%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	3,800	3,930,036

Software — 1.8%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	635	698,500
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 08/31/20)(a)(b)	3,508	3,567,636
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	5,234	5,835,910
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/11/20)(a)	11,924	12,192,290
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 08/31/20)(a)(b)	6,143	6,544,793
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(a)	4,750	4,774,089
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	5,055	5,240,872
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 08/31/20)(a)	11,500	12,030,833
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 08/31/20)(a)(b)	18,304	19,365,632
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 08/31/20)(a)(b)	4,940	4,988,518
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 08/11/20)(a)	4,066	4,076,165
10.50%, 02/01/24 (Call 08/11/20)(a)(b)	8,117	7,447,348

		86,762,586

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/31/20)(a)(b)	3,039	3,061,793

Telecommunications — 7.7%
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	3,180	3,394,650
Series S, 6.45%, 06/15/21	11,927	12,359,354
Series T, 5.80%, 03/15/22	12,268	12,865,850
Series W, 6.75%, 12/01/23	7,902	8,753,440
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	9,283	10,476,897
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 08/31/20)(a)	6,374	6,591,035
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(a)(b)	11,580	11,970,825

Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/11/20)(a)	$10,500	$10,712,756
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 08/31/20)(b)	4,614	4,521,720
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/31/20)(a)	4,286	4,320,824
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	8,574	7,863,583
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 08/31/20)(a)	3,546	3,342,105
Hughes Satellite Systems Corp., 7.63%, 06/15/21(b)	7,649	8,035,372
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 08/31/20)(a)	10,811	11,040,734
9.50%, 09/30/22(a)	3,595	3,927,537
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/20)	7,067	7,093,325
5.38%, 01/15/24 (Call 08/31/20)(b)	9,225	9,350,477
5.38%, 05/01/25 (Call 08/31/20)(b)	3,450	3,559,538
5.63%, 02/01/23 (Call 08/31/20)	1,403	1,408,893
Metropolitan Light Co. Ltd. 5.50%, 11/21/22 (Call 11/21/20)(a)	4,763	4,824,148
Nokia OYJ, 3.38%, 06/12/22(b)	5,287	5,450,413
Plantronics Inc., 5.50%, 05/31/23 (Call 08/31/20)(a)	4,913	4,642,785
Qwest Corp., 6.75%, 12/01/21	9,764	10,395,243
Sprint Communications Inc.
6.00%, 11/15/22	18,495	19,944,168
7.00%, 08/15/20	10,652	10,675,434
11.50%, 11/15/21	8,307	9,328,761
Sprint Corp.
7.13%, 06/15/24	19,846	23,176,159
7.25%, 09/15/21	18,525	19,551,594
7.63%, 02/15/25 (Call 11/15/24)(b)	12,652	15,382,555
7.88%, 09/15/23(b)	34,582	40,076,675
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	13,309	14,506,810
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	9,955	10,500,833
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	4,942	5,133,220
5.13%, 04/15/25 (Call 08/11/20)(b)	3,300	3,384,765
6.00%, 03/01/23 (Call 08/11/20)	12,062	12,151,138
6.00%, 04/15/24 (Call 08/10/20)	9,335	9,557,173
6.38%, 03/01/25 (Call 08/11/20)(b)	4,597	4,710,121

		364,980,910

Transportation — 0.9%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/17/20)(a)	6,474	5,680,935
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/31/20)(a)(b)	3,959	3,611,880
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/31/20)(a)	5,758	5,872,584
6.25%, 05/01/25 (Call 05/01/22)(a)	9,215	9,975,238
6.50%, 06/15/22 (Call 08/31/20)(a)(b)	8,523	8,544,904
6.75%, 08/15/24 (Call 08/15/21)(a)	10,371	11,158,574

		44,844,115

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 08/31/20)(a)(b)	6,140	6,228,907

Total Corporate Bonds & Notes — 98.0% (Cost: $4,618,874,486)		4,647,866,274

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(f)(g)	9	$0	(h)

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(g)	93	273,697

Total Warrants — 0.0% (Cost $399,377)		273,697

Short-Term Investments

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(i)(j)(k)	381,924	382,344,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(i)(j)	66,049	66,049,000

		448,393,023

Total Short-Term Investments — 9.5% (Cost: $448,073,099)		448,393,023

Total Investments in Securities — 107.5% (Cost: $5,067,346,962)		5,096,532,994

Other Assets, Less Liabilities — (7.5)%		(353,884,611)

Net Assets — 100.0%		$4,742,648,383

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Rounds to less than $1.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$516,938,670	$—	$(134,681,145	)(a)	$(24,670)	$111,168	$382,344,023	381,924	$3,121,146	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	152,413,000	—	(86,364,000	)(a)	—	—	66,049,000	66,049	708,387		—

					$(24,670)	$111,168	$448,393,023		$3,829,533		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,647,866,274	$—		$4,647,866,274
Warrants	—	273,697	0	(a)	273,697
Money Market Funds	448,393,023	—	—		448,393,023

	$448,393,023	$4,648,139,971	$0	(a)	$5,096,532,994

(a)	Rounds to less than $1.

12